Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
On an annual basis, we grant stock options and RSUs to our employees and also grant PSUs to certain employees including our executive officers. We grant options and RSUs to our non-employee
directors on an annual basis in accordance with our
non-employee
director compensation policy. We also grant stock options, RSUs and, with respect to our executive officers and certain others, PSUs, to individuals upon hire or, in limited circumstances, promotion or for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments. During the year ended December 31, 2024, neither the board of directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Annual stock option grants to our executive officers are typically granted by our compensation committee (or in the case of the chief executive officer, by our board of directors) effective on March 1 st
of each year. Stock options granted to new hires who are executive officers are typically granted by our board of directors effective upon such executive officer’s employment start date. In 2024, our compensation committee delegated authority to our chief executive officer, or if the chief executive officer was unavailable, the chief financial officer, under our 2023 Stock Incentive Plan to grant annual stock grants to our non-executive
officer employees effective on March 1
st
of the year. Stock options granted to new hires who are
non-executive
employees are typically granted pursuant to delegated authority by our chief executive officer, or if the chief executive officer was unavailable, the chief financial officer, under our 2023 Stock Incentive Plan, effective on the first trading day of the month following the month in which the employee is hired. If stock options are granted in connection with promotions or for retention purposes, such grants are also typically pursuant to delegated authority and are effective on

February 1
st
of each year or on the first trading day of the month following the related event. Our chief executive officer and chief financial officer do not take into account material nonpublic information when determining the timing or terms of such stock option grants.
Under our
non-employee
director compensation policy, the grants of annual stock options to non-employee
directors serving at time of our annual meeting of stockholders are effective immediately following such annual meeting of our stockholders. Under our non-employee
director compensation policy, our board of directors grants stock options to new non-employee
directors effective upon the director’s initial election to our board of directors.
During the year ended December 31, 2024, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any
Form 10-Q
or
10-K,
or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.

Award Timing Method	On an annual basis, we grant stock options and RSUs to our employees and also grant PSUs to certain employees including our executive officers. We grant options and RSUs to our non-employee
directors on an annual basis in accordance with our
non-employee
director compensation policy.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false